FORTIS TAX-FREE PORTFOLIOS, INC. ANNUAL REPORT

  CONTENTS

  LETTER TO SHAREHOLDERS                                          1

  SCHEDULES OF INVESTMENTS
     NATIONAL PORTFOLIO                                           4
     MINNESOTA PORTFOLIO                                          6

  STATEMENTS OF ASSETS AND LIABILITIES                            8

  STATEMENTS OF OPERATIONS                                        9

  STATEMENTS OF CHANGES IN NET ASSETS
     NATIONAL PORTFOLIO                                          10
     MINNESOTA PORTFOLIO                                         11

  NOTES TO FINANCIAL STATEMENTS                                  12

  INDEPENDENT AUDITORS' REPORT                                   19

  FEDERAL INCOME TAX INFORMATION                                 20

  DIRECTORS AND OFFICERS                                         21

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 7:00 p.m. CST, Monday thru Friday

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL
(800) 800-2000, EXT. 4579, OR VISIT US ON THE WEB AT www.ffg.us.fortis.com.

HOW TO USE THIS REPORT
For a quick overview of each fund's performance during the past twelve months, refer to the Highlights box below. The letter from the president provides a more detailed analysis of the funds and financial markets.

The charts following the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which each fund invests, and the pie chart shows a breakdown of each fund's assets by industry. Additional information concerning fund performance and policies can be found in the Notes to Financial Statements.

The performance chart graphically compares each fund's total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

SEPTEMBER 11, 2001
The events of September 11, 2001 have impacted us all in many ways. Our thoughts and prayers go out to everyone who suffered a personal loss in this tragedy.

As you are aware, the United States stock markets were closed from September 11th until September 14th. Therefore, mutual fund transactions were not processed. Beginning on Monday, September 17th the stock markets re-opened and the mutual fund industry, including the Fortis Funds, were once again operating as usual.

While the events of September 11th have had an effect on the U.S. and world financial markets, we want to reassure you that the Fortis Funds' operational and investment infrastructure, including our shareholder record keeping systems, were not impacted by the event. No records were lost. We have back-up procedures for our record keeping systems and disaster recovery plans in place that are aimed at minimizing the possibility of any disaster impacting our operations.

HIGHLIGHTS

FOR THE YEAR ENDED SEPTEMBER 30, 2001

                                                 CLASS A    CLASS B    CLASS C    CLASS E    CLASS H
                                                 -------    -------    -------    -------    -------
TAX-FREE NATIONAL
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $10.50     $10.49     $10.48     $10.52     $10.49
  End of year................................    $11.05     $11.04     $11.02     $11.07     $11.03
DISTRIBUTIONS PER SHARE
  From net investment income.................    $ .473     $ .394     $ .395     $ .501     $ .394
TAX-FREE MINNESOTA
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $ 9.88     $ 9.88     $ 9.90     $ 9.91     $ 9.91
  End of year................................    $10.31     $10.31     $10.34     $10.35     $10.34
DISTRIBUTIONS PER SHARE
  From net investment income.................    $ .467     $ .393     $ .394     $ .492     $ .393

[PHOTO]

FORTIS TAX-FREE PORTFOLIOS, INC.

DEAR SHAREHOLDER:

HOW DID THE FUNDS PERFORM?

Hartford Investment Management Company ("HIMCO") assumed management responsibilities as investment sub-adviser to the Fortis Tax-Free National and Minnesota Portfolios on April 2, 2001.

For the year ended September 30, 2001, the Tax-Free National Portfolio Class E and the Tax-Free Minnesota Class E returned 10.18% and 9.58%, respectively, before sales charge versus a return of 10.40% for the Lehman Brothers Municipal Bond Index.

WHY DID THE FUNDS PERFORM THIS WAY?

The municipal market's rally during the third quarter was the product of a typical lack of supply in the quarter that was met with good demand from all areas across the curve. In general, during the early quarter rally, the fund benefited from its overall long duration relative to the benchmark. Performance was further enhanced by the funds' overweighting in the long intermediate part of the municipal curve and focus on high credit quality.

WHAT IS YOUR OUTLOOK?

We are cautious going forward. Early signs of financial stress for a number of municipal sectors will only be exacerbated by the horrible events of September 11th. We expect greater than typical issuance going into the end of the year as a number of municipal credits miss early revenue estimates and find the need for additional short-term borrowings. We expect the market will find it difficult to absorb the additional issuance given low absolute yields, a general expectation for an economic rebound next year and an attraction to other investment products that benefit from an improving economy. We will look to overweight general obligation bonds because we expect that sector to outperform revenue bonds given general obligation bonds greater revenue diversification. However, we will avoid those economies that are heavily reliant on tourism or air traffic for economic activity. We believe that credit quality will increase in importance and have increased our scrutiny of those revenue bonds we hold and consider for purchase. We will stick with the better quality issuers in the revenue sector and will specifically avoid low quality transportation issuers. Finally, we are gradually reducing our long holding in favor of creating a more laddered portfolio. We believe the funds will benefit from this approach going forward, especially in the case where economic recovery accelerates.

Sincerely,

/s/ David M. Znamierowski

David M. Znamierowski
President

COMPOSITION BY INDUSTRY
AS OF 9/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligations                  22.3%
Utilities - Electric                 19.3%
Utilities - Water and Sewer          12.7%
Refunded with U.S. Gov't Securities   9.2%
Health Care/Services                  8.8%
Transportation                        7.5%
Higher Education                      7.0%
Housing                               5.6%
Pollution Control                     2.3%
Cash Equivalents/Receivables          2.0%
Public Facilities                     1.9%
Other                                 1.4%

NATIONAL PORTFOLIO

VALUE OF $10,000 INVESTED OCTOBER 1, 1991

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


NATIONAL PORTFOLIO CLASS E
AVERAGE ANNUAL TOTAL RETURN  1 YEAR   5 YEAR  10 YEAR
CLASS E*                      +5.22%  +4.75%   +5.84%
CLASS E**                    +10.18%  +5.72%   +6.33%

              LEHMAN BROS.        NATIONAL PORTFOLIO
         MUNICIPAL BOND INDEX***       CLASS E
10/1/91                  $10,000              $9,550
92                       $11,046             $10,501
93                       $12,453             $11,933
94                       $12,149             $11,559
95                       $13,508             $12,634
96                       $14,323             $13,352
97                       $15,615             $14,446
98                       $16,978             $15,597
99                       $16,858             $15,197
00                       $17,898             $16,007
01                       $19,759             $17,636

                       Annual Period ended September 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

TOP 10 HOLDINGS AS OF 9/30/2001

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Ohio State Turnpike Commission (5.50%) 2017             4.8%
 2.  North Carolina Municipal Power Agency (5.50%) 2014      4.6%
 3.  University of Minnesota Revenue Bond (5.75%) 2017       4.2%
 4.  Southern California Public Power (6.36%) 2013           4.0%
 5.  Phoenix, AZ General Obligation (6.25%) 2017             3.7%
 6.  Detroit, MI Water System (6.50%) 2015                   3.7%
 7.  Fulton County, GA Water & Sewer (6.375%) 2014           3.6%
 8.  North Carolina Eastern Municipal Power Agency
     (5.00%) 2017                                            3.6%
 9.  Sulphur Springs, CA General Obligation (7.00%)
     2012                                                    3.0%
10.  Cleveland, OH Ohio Public Power System (5.031%)
     2009                                                    2.8%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                  Since
                                           1 Year     5 Year    Inception+
--------------------------------------------------------------------------
Class A shares#                            +9.91%     +5.47%      +6.88%
Class A shares##                           +4.97%     +4.50%      +6.17%
Class B shares#                            +9.14%     +4.68%      +6.07%
Class B shares##                           +5.54%     +4.38%      +6.07%
Class C shares#                            +9.06%     +4.65%      +6.04%
Class C shares##                           +8.06%     +4.65%      +6.04%
Class H shares#                            +9.03%     +4.64%      +6.05%
Class H shares##                           +5.43%     +4.34%      +6.05%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount purchased) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without sales charge.
 ##  With sales charge. Assumes redemption on September 30, 2001.
  +  Since November 14, 1994 -- Date shares were first offered to the public.

COMPOSITION BY INDUSTRY
AS OF 9/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligations                  39.1%
Higher Education                     11.1%
Miscellaneous                        10.8%
Utilities - Electric                  7.6%
Housing                               7.2%
Refunded with U.S. Gov't Securities   6.9%
Health Care/Services                  6.4%
Utilities - Water and Sewer           3.1%
Transportation                        3.0%
Pollution Control                     2.7%
Cash Equivalents/Receivables          2.1%

MINNESOTA PORTFOLIO
VALUE OF $10,000 INVESTED OCTOBER 1, 1991

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


MINNESOTA PORTFOLIO CLASS E
AVERAGE ANNUAL TOTAL RETURN  1 YEAR  5 YEAR  10 YEAR
CLASS E*                     +4.65%  +4.57%   +5.57%
CLASS E**                    +9.58%  +5.54%   +6.06%

              LEHMAN BROS.        MINNESOTA PORTFOLIO
         MUNICIPAL BOND INDEX***        CLASS E
10/1/91                  $10,000               $9,550
92                       $11,046              $10,437
93                       $12,453              $11,719
94                       $12,149              $11,547
95                       $13,508              $12,510
96                       $14,323              $13,137
97                       $15,615              $14,069
98                       $16,978              $15,230
99                       $16,858              $14,970
00                       $17,898              $15,699
01                       $19,759              $17,203

                        Annual Period ended September 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

TOP 10 HOLDINGS AS OF 9/30/2001

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Brainerd (City of), MN (6.65%) 2017                     4.1%
 2.  Sauk Rapids (City of), MN, Independent School
     District (5.43%) 2010                                   4.1%
 3.  Minnesota State Retirement System (5.875%) 2022         4.0%
 4.  Becker (City of), MN, Independent School District
     (6.00%) 2017                                            3.8%
 5.  Lakeville (City of), MN, Independent School
     District (5.10%) 2010                                   3.1%
 6.  Puerto Rico, Commonwealth Aqueduct & Sewer (6.25%)
     2013                                                    3.1%
 7.  Puerto Rico, Commonwealth Highway & Transportation
     (5.50%) 2013                                            3.0%
 8.  University of MN (Regents of) (5.75%) 2018              2.9%
 9.  Waconia (City of), MN, Health Care Facility
     (6.10%) 2019                                            2.9%
10.  Bloomington (City of), MN, Independent School
     District (5.45%) 2012                                   2.8%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                  Since
                                           1 Year     5 Year    Inception+
--------------------------------------------------------------------------
Class A shares#                            +9.24%     +5.27%      +6.40%
Class A shares##                           +4.32%     +4.30%      +5.69%
Class B shares#                            +8.45%     +4.50%      +5.59%
Class B shares##                           +4.85%     +4.19%      +5.59%
Class C shares#                            +8.55%     +4.51%      +5.62%
Class C shares##                           +7.55%     +4.51%      +5.62%
Class H shares#                            +8.43%     +4.51%      +5.62%
Class H shares##                           +4.83%     +4.20%      +5.62%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount purchased) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without sales charge.
 ##  With sales charge. Assumes redemption on September 30, 2001.
  +  Since November 14, 1994 -- Date shares were first offered to the public.

FORTIS TAX-FREE PORTFOLIOS, INC.
NATIONAL PORTFOLIO
Schedule of Investments
September 30, 2001

MUNICIPAL BONDS-98.01%
--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
  Principal                                                      Rating                        Market
    Amount                                                     (Unaudited)     Cost (a)      Value (b)
 ------------                                                  -----------   ------------   ------------
               ARIZONA-7.03%
 $   500,000   Arizona School Facilities, 5.25% School Board
                 Rev 7-1-2009...............................   AAA           $   532,366    $   546,540
   1,800,000   Phoenix (City of), AZ, 6.25% General
                 Obligation Bond Ser A 7-1-2017.............   AA+             1,970,866      2,118,816
   1,225,000   Tucson (City of), AZ, 5.50% Water Rev Ref
                 Bond 7-1-2014..............................   A+              1,207,275      1,356,283
                                                                             -----------    -----------
                                                                               3,710,507      4,021,639
                                                                             -----------    -----------
               CALIFORNIA-9.72%
     500,000   California State, 5.50% Dept of Water Utility
                 Rev 12-1-2010..............................   AA                533,332        559,825
   2,385,000   Redwood City California Elem School Dist,
                 5.50% Zero Coupon General Obligation FGIC
                 Insured 8-1-2018 (d).......................   AAA               956,757      1,005,349
   4,000,000   Southern California Public Power, 6.36% Zero
                 Coupon Bond 7-1-2013 (d)...................   A+              1,916,783      2,304,720
   2,750,000   Sulphur Springs (City of), CA, 7.00% Zero
                 Coupon General Obligation Ser A MBIA
                 Insured 9-1-2012 (d).......................   AAA             1,297,478      1,692,212
                                                                             -----------    -----------
                                                                               4,704,350      5,562,106
                                                                             -----------    -----------
               COLORADO-1.88%
   1,000,000   Denver (City of), CO, 5.375% City and County
                 Excise Tax Rev Bond Colorado Convention
                 Center
                 Proj Ser A FSA Insured 9-1-2013............   AAA             1,057,909      1,077,180
                                                                             -----------    -----------
               FLORIDA-0.90%
     500,000   Florida (State of), 7.50% Mid-Bay Bridge Auth
                 Ser 1991A 10-1-2017 (Subject to Crossover
                 Refunding 10-1-2001 @103)..................   NR                473,321        515,000
                                                                             -----------    -----------
               GEORGIA-7.85%
   1,105,000   Fulton County School Dist, GA, 5.375% General
                 Obligation Bond 1-1-2018...................   AA              1,116,267      1,188,925
   1,765,000   Fulton County, GA, Water & Sewer, 6.375% Ref
                 Bond FGIC Insured 1-1-2014 (Escrowed to
                 Maturity)..................................   AAA             1,754,996      2,081,023
      35,000   Fulton County, GA, Water & Sewer, 6.375% Ref
                 Bond FGIC Insured 1-1-2014 (Unrefunded)....   AAA                34,769         40,818
      40,000   Georgia Municipal Electric, 6.50% Auth Power
                 Rev Ser Y 1-1-2017 (Escrowed to
                 Maturity)..................................   A                  39,650         47,334
     960,000   Georgia Municipal Electric, 6.50% Auth Power
                 Rev Ser Y 1-1-2017 (Unrefunded)............   A                 951,600      1,137,178
                                                                             -----------    -----------
                                                                               3,897,282      4,495,278
                                                                             -----------    -----------
               HAWAII-0.47%
     250,000   Honolulu, Hawaii, 5.00% City & County Board
                 Water Supply 7-1-2009......................   AAA               260,748        266,695
                                                                             -----------    -----------
               ILLINOIS-1.98%
   1,000,000   Illinois Dev Fin Auth, 7.375% Power Co Proj
                 Ser 1991A 7-1-2021.........................   BBB+              992,275      1,131,510
                                                                             -----------    -----------
               KANSAS-1.86%
   1,000,000   Johnson County, KS, 5.25% School Dist 229 Ser
                 A 10-1-2012................................   AA              1,055,380      1,067,330
                                                                             -----------    -----------
               KENTUCKY-5.63%
   1,000,000   Carroll County, KY, 7.45% Collateralized
                 Pollution Control Rev Bond Utilities
                 Project Ser A 9-15-2016....................   A1              1,038,323      1,054,270
   1,000,000   Christian County, KY, 6.00% Hospital Rev Ref
                 Bond Jennie Stuart Medical Center
                 7-1-2013...................................   A-                995,832      1,033,230
   1,000,000   Louisville & Jefferson County, KY, 6.75%
                 Metro Sewer Dist Rev Bond Ser A AMBAC
                 Insured 5-15-2019 (Prerefunded 11-15-2004
                 @102)......................................   AAA               996,770      1,137,340
                                                                             -----------    -----------
                                                                               3,030,925      3,224,840
                                                                             -----------    -----------
               MICHIGAN-4.21%
     300,000   Detroit (City of), MI, 5.375%, General
                 Obligation MBIA Insured 4-1-2014...........   AAA               316,723        319,821
   1,750,000   Detroit (City of), MI, Water System, 6.50%
                 Rev Bond FGIC Insured 7-1-2015.............   AAA             1,852,762      2,091,547
                                                                             -----------    -----------
                                                                               2,169,485      2,411,368
                                                                             -----------    -----------
               MINNESOTA-10.48%
   1,140,000   Fergus Falls (City of), MN, 6.50% Health Care
                 Fac Rev Lake Region Hospital Corp Proj A
                 9-1-2018...................................   BBB+            1,133,275      1,157,944
     670,000   Minneapolis (City of), MN, 7.00% Health Care
                 Fac Rev (St. Olaf Residence) Ser 1993
                 10-1-2012..................................   NR                670,000        672,760
   1,000,000   Minnesota Agriculture and Economic
                 Development, 5.50% Healthcare System Rev
                 Fairview
                 Hospital and Healthcare Services Ser 1997A
                 MBIA Insured 11-15-2017....................   AAA             1,003,827      1,050,100
     690,000   St. Anthony (City of), MN, 6.75% Housing Dev
                 Rev Ref Bond 7-1-2007......................   AA                690,000        711,590
   2,160,000   University of Minnesota, 5.75% Rev Bond Ser A
                 General Obligation of University
                 7-1-2017...................................   AA              2,141,662      2,404,901
                                                                             -----------    -----------
                                                                               5,638,764      5,997,295
                                                                             -----------    -----------
               MISSOURI-2.22%
   1,225,000   Missouri State Health & Educ, 7.70% Still
                 Regional Med Ctr 2-1-2013 (Prerefunded
                 2-1-2002 @102).............................   Baa3*           1,251,693      1,270,717
                                                                             -----------    -----------
               NEVADA-0.46%
     250,000   Nevada State Pollution Control, 5.00% General
                 Obligation Bond Ser A 8-1-2009.............   AA                260,838        266,507
                                                                             -----------    -----------
               NEW YORK-7.30%
   1,000,000   New York City, NY, 8.25% General Obligation
                 Bond Ser B 6-1-2005........................   A                 992,848      1,165,560
   1,000,000   New York State Dorm Auth, 5.50% State
                 University Education Fac Rev Bond Ser A
                 AMBAC Insured 5-15-2019....................   AAA             1,024,949      1,080,050

--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
  Principal                                                      Rating                        Market
    Amount                                                     (Unaudited)     Cost (a)      Value (b)
 ------------                                                  -----------   ------------   ------------
 $ 1,000,000   New York State Dorm Auth, 6.00% Rev Cons City
                 Univ System 2nd Gen 7-1-2020...............   AA-           $ 1,016,878    $ 1,132,550
     750,000   New York State, 5.25% Government Assistance
                 Corp. Bond Ser E FSA Insured 4-1-2016......   AAA               757,540        799,402
                                                                             -----------    -----------
                                                                               3,792,215      4,177,562
                                                                             -----------    -----------
               NORTH CAROLINA-8.61%
   2,000,000   North Carolina Eastern Municipal Power
                 Agency, 5.00% Power Systems Rev Prerefunded
                 Ser A 1-1-2017 (Escrowed to Maturity)......   BBB             1,917,418      2,044,600
     250,000   North Carolina Eastern Municipal Power
                 Agency, 5.875% Rev Bond Ser D 1-1-2014.....   BBB               250,000        259,135
   2,400,000   North Carolina Municipal Power Agency, 5.50%
                 Catawba Electric Rev Bond Ser A 1-1-2014...   AAA             2,412,561      2,623,248
                                                                             -----------    -----------
                                                                               4,579,979      4,926,983
                                                                             -----------    -----------
               NORTH DAKOTA-1.97%
   1,100,000   Ward County, ND, 7.50% Health Care Fac Rev
                 Trinity Oblig Group Ser B 7-1-2011.........   BBB+            1,106,728      1,130,349
                                                                             -----------    -----------
               OHIO-13.58%
   1,045,000   Cincinnati (City of), OH, 5.50% Water Sys Rev
                 Bond 12-1-2011.............................   AA+             1,138,060      1,153,231
   2,250,000   Cleveland (City of), OH, Ohio Public Power
                 System First Mortgage, 5.031% Zero Coupon
                 Bond Ser A MBIA Insured 11-15-2009 (d).....   AAA             1,502,415      1,600,335
     750,000   Cleveland (City of), OH, Parking Fac, 8.10%
                 Improvement Proj Rev Bond
                 9-15-2022 (Prerefunded 9-15-2002 @102).....   NR                765,000        805,680
   1,270,000   Hamilton City School District, OH, 6.15%
                 School Improvement Ser A 12-1-2016.........   AA-             1,319,319      1,484,554
   2,500,000   Ohio State Turnpike Commission, 5.50% Rev
                 Bond Ser A FGIC Insured 2-15-2017..........   AAA             2,437,200      2,728,225
                                                                             -----------    -----------
                                                                               7,161,994      7,772,025
                                                                             -----------    -----------
               PENNSYLVANIA-0.48%
     250,000   Pennsylvania State, 5.50% Turnpike Highway
                 Rev Ref Ser S 6-1-2008.....................   AAA               267,520        274,788
                                                                             -----------    -----------
               SOUTH CAROLINA-2.01%
   1,000,000   Piedmont Municipal Power Agency, SC, 6.25%
                 Rev Bond FGIC Insured 1-1-2021.............   AAA             1,082,086      1,152,010
                                                                             -----------    -----------
               TEXAS-5.00%
     750,000   Houston (City of), TX, 5.50% Water & Sewer
                 Rev Bond 12-1-2013.........................   AAA               794,885        812,828
   1,000,000   Klein School Dist, TX, 5.00% General
                 Obligation Bond Ser A FSF Insured
                 8-1-2017...................................   AAA               937,487      1,001,890
   1,000,000   San Antonio (City of), TX, 5.25%
                 Electrical & Gas Rev Bond Ser A 2-1-2014...   AA              1,042,081      1,045,350
                                                                             -----------    -----------
                                                                               2,774,453      2,860,068
                                                                             -----------    -----------
               VIRGINIA-1.87%
   1,000,000   Peninsula Ports Authority of VA, 6.00% Port
                 Facility CSX Transit Project Rev Bond
                 12-15-2012.................................   Baa2*           1,000,000      1,070,830
                                                                             -----------    -----------
               WISCONSIN-2.50%
   1,305,000   Sparta School District, WI, 5.90% General
                 Obligation Bond FGIC Insured 3-1-2016......   Aaa*            1,303,471      1,431,990
                                                                             -----------    -----------
               TOTAL MUNICIPAL BONDS........................                 $51,571,923    $56,104,070
                                                                             ===========    ===========

SHORT-TERM INVESTMENTS-0.98%
--------------------------------------------------------------------------------

  Principal                                                                                   Market
    Amount                                                                                   Value (b)
 ------------                                                                               -----------
               FINANCE-0.98%
 $   558,789   First American Tax-Free Obligations Fund, Current rate -- 1.96%...........   $   558,789
                                                                                            -----------
               TOTAL INVESTMENTS IN SECURITIES (COST: $52,130,712) (a)...................   $56,662,859
                                                                                            ===========

 (a) At September 30, 2001, the cost of securities for federal income tax purposes was $52,130,712 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  4,533,434
Unrealized depreciation.....................................        (1,287)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $  4,532,147
--------------------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  * Moody's Rating.

FORTIS TAX-FREE PORTFOLIOS, INC.
MINNESOTA PORTFOLIO
Schedule of Investments
September 30, 2001

MUNICIPAL BONDS-97.87%
--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
  Principal                                                      Rating                        Market
    Amount                                                     (Unaudited)     Cost (a)      Value (b)
 ------------                                                  -----------   ------------   ------------
               GENERAL OBLIGATIONS-39.05%
 $ 1,000,000   Anoka-Hennepin Independent School District
                 #11, 5.00% School District Enhancement PG-A
                 2-1-2015...................................   AA+           $ 1,017,892    $ 1,026,460
   1,300,000   Becker (City of), MN, Independent School
                 District #726, 6.00% General Obligation Ser
                 A FSA Insured 2-1-2017.....................   Aaa*            1,307,541      1,427,738
   1,000,000   Bloomington (City of), MN, Independent School
                 District #271, 5.45% General Obligation
                 2-1-2012...................................   Aa1*              996,070      1,074,220
   1,000,000   Delano (City of), MN, Independent School
                 District #879, 5.70% General Obligation Ser
                 A 2-1-2017.................................   Aa1*              994,386      1,071,150
   1,685,000   Lakeville (City of), MN, Independent School
                 District #194, 5.10% Zero Coupon General
                 Obligation Cap Apprec Ser B FSA Insured
                 2-1-2010 (d)...............................   Aaa*            1,107,531      1,186,004
   1,000,000   Minneapolis (City of), MN, 5.20% Sports Arena
                 Project General Obligation 10-1-2024.......   AAA               928,755      1,005,310
     250,000   Minneapolis (City of), MN, School District
                 #001, 5.00% General Obligation 2-1-2009....   AAA               261,371        266,727
   1,000,000   Minnesota State, 5.25% General Obligation
                 8-1-2016...................................   AAA               965,147      1,043,010
     785,000   Mounds View (City of), MN, Independent School
                 District #621, 5.25% General Obligation Ser
                 A 2-1-2014                                      Aa1*            816,702        832,720
   1,000,000   Mounds View (City of), MN, Independent School
                 District #621, 5.375% General Obligation
                 2-1-2024...................................   Aa1*              970,790      1,022,610
     500,000   Osseo (City of), MN, Independent School
                 District #279, 5.00% General Obligation Ser
                 B 2-1-2012.................................   Aa1*              511,937        526,135
     250,000   Ramsey County (State of), MN, 4.50% General
                 Obligation Capital Improvement Plan Ser A
                 2-1-2009...................................   AAA               253,417        259,480
   1,950,000   Rosemount (City of), MN, Independent School
                 District #196, 5.70% Zero Coupon General
                 Obligation Ser A MBIA Insured
                 4-1-2015 (d)...............................   AA+               913,067      1,017,608
   2,205,000   Sauk Rapids (City of), MN, Independent School
                 District #047, 5.43% Zero Coupon General
                 Obligation 2-1-2010 (d)....................   Aa1*            1,411,038      1,548,197
     250,000   St. Paul (City of), MN, 5.00% General
                 Obligation Capital Improvement Ser A
                 3-1-2007...................................   AAA               259,829        267,765
     650,000   St. Paul (City of), MN, Independent School
                 District #625, 5.00% General Obligation Ser
                 B 2-1-2010.................................   AA+               683,898        694,330
     500,000   St. Paul (City of), MN, Independent School
                 District #625, 5.00% General Obligation Ser
                 B 2-1-2011.................................   AA+               525,877        533,535
                                                                             -----------    -----------
                                                                              13,925,248     14,802,999
                                                                             -----------    -----------
               HEALTH CARE-6.37%
   1,000,000   Minnesota Agriculture and Economic
                 Development, 5.25% Healthcare Fac Rev
                 Benedictine Health Ser A MBIA Insured
                 2-15-2014..................................   AAA             1,028,584      1,051,600
     250,000   Rochester (City of), MN, 5.80% Health Care
                 Fac Rev Mayo Foundation/Mayo Medical Center
                 Ser I 11-15-2007...........................   AA                272,518        277,723
   1,000,000   Waconia (City of), MN, 6.10% Health Care Fac
                 Rev Ridgeview Med Ctr Ser A Asset Guaranty
                 Insured 1-1-2019...........................   AA                994,686      1,084,900
                                                                             -----------    -----------
                                                                               2,295,788      2,414,223
                                                                             -----------    -----------
               HIGHER EDUCATION (UNIV., DORMS, ETC.)-11.14%
   1,000,000   Minnesota Higher Education, 5.375% Fac Auth
                 Rev for University of St. Thomas Ser 4-P
                 4-1-2018...................................   A2*               996,132      1,020,990
   1,000,000   Minnesota Higher Education, 5.40% Fac Auth
                 Rev for University of St. Thomas Ser 4-P
                 4-1-2023...................................   A2*               943,428      1,016,260
   1,000,000   University of MN (Regents of), 5.50% General
                 Obligation Ser A 7-1-2021..................   AA              1,011,976      1,071,400
   1,000,000   University of MN (Regents of), 5.75% General
                 Obligation Ser A 7-1-2018..................   AA              1,010,697      1,112,040
                                                                             -----------    -----------
                                                                               3,962,233      4,220,690
                                                                             -----------    -----------
               HOUSING-7.22%
   1,500,000   Brainerd (City of), MN, 6.65% Rev Ref Bond
                 Evangelical Lutheran-Good Samaritan Proj
                 Ser B FSA Insured 3-1-2017.................   AAA             1,512,561      1,553,610
       5,000   Dakota County, MN, 8.10% HRA Single Family
                 Rev GNMA Backed 3-1-2016...................   AA                  5,134          5,050
     430,000   Minneapolis (City of), MN, 6.00% Health Care
                 Fac Rev Bond Shelter Care Foundation Ser A
                 4-1-2010...................................   NR                430,000        402,519
     775,000   Minneapolis (City of), MN, 7.10% HRA Mortgage
                 Rev Bond Riverplace Proj Ser A LOC Bank of
                 Tokyo 1-1-2020.............................   A2*               786,037        777,193
                                                                             -----------    -----------
                                                                               2,733,732      2,738,372
                                                                             -----------    -----------
               MISCELLANEOUS-10.81%
     450,000   Dakota County, MN, 7.50% HRA Limited Annual
                 Appropriation Tax & Rev Supported Bond
                 1-1-2006...................................   BBB+              450,000        452,831
   1,000,000   Golden Valley (City of), MN, 5.875% Rev Bond
                 Breck School Proj 10-1-2019................   A2*               986,290      1,058,530
   1,000,000   Minneapolis (City of), MN, 7.375% CDA Limited
                 Tax Supported Dev Rev Common Bond Fund Ser
                 1995-G3 12-1-2012..........................   A-              1,000,000      1,057,770
   1,425,000   Minnesota State, 5.875% Retirement Sys Bldg
                 Rev Bond 6-1-2022..........................   AAA             1,417,120      1,527,500
                                                                             -----------    -----------
                                                                               3,853,410      4,096,631
                                                                             -----------    -----------

--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
  Principal                                                      Rating                        Market
    Amount                                                     (Unaudited)     Cost (a)      Value (b)
 ------------                                                  -----------   ------------   ------------
               POLLUTION CONTROL-2.71%
 $ 1,000,000   Minnesota Public Fac Auth, 5.25% Water
                 Pollution Rev Bond Ser A 3-1-2017..........   AAA           $   982,334    $ 1,025,860
                                                                             -----------    -----------
               REFUNDED WITH U.S. GOV'T SECURITIES-6.86%
     525,000   Mankato (City of), MN, 8.25% Nursing Home Rev
                 Board of Social Ministry Mankato Lutheran
                 Ser A 10-1-2021 (Prerefunded 10-1-2001
                 @ 102).....................................   NR                520,000        535,500
     460,000   Minnesota Higher Education, 7.625% Mortgage
                 Rev for St. Mary's College Ser 3F 10-1-2016
                 (Prerefunded 10-1-2001 @ 100)..............   BBB-              457,700        460,000
   1,000,000   Minnesota Public Fac Auth, 6.86% Zero Coupon
                 Water Pollution Rev Bond Ser 1992A
                 3-1-2007 (Prerefunded 3-1-2002
                 @ 73.543) (d)..............................   AAA               701,625        728,310
     325,000   Moorhead (City of), MN, 7.75% Golf Course Rev
                 Bond Ser 1992A 12-1-2015 (Prerefunded
                 12-1-2001 @ 100)...........................   NR                325,000        327,876
     500,000   Red Wing (City of), MN, 6.50% Elderly Housing
                 Fac Rev River Region Obligated Group Ser C
                 9-1-2022 (Prerefunded 9-01-05 @ 100).......   NR                497,171        547,315
                                                                             -----------    -----------
                                                                               2,501,496      2,599,001
                                                                             -----------    -----------
               TRANSPORTATION-2.96%
   1,000,000   Puerto Rico, 5.50% Commonwealth Highway &
                 Transportation Auth Rev Ser W FSA Insured
                 7-1-2013...................................   AAA             1,020,752      1,123,170
                                                                             -----------    -----------
               UTILITIES-ELECTRIC-7.63%
   1,000,000   Northern MN Municipal Power Agency, 5.30%
                 Elec Sys Rev FSA Insured 1-1-2021..........   AAA               955,793      1,016,710
   1,295,000   Northern MN Municipal Power Agency, 6.94%
                 Zero Coupon Elec Sys Rev Ref Ser A AMBAC
                 Primary Insured 1-1-2011 (d)...............   AAA               688,946        869,126
   1,000,000   Southern MN Municipal Power Agency, 5.27%
                 Zero Coupon Power Supply Systems Rev Bonds
                 Cap Apprec Ser A MBIA Insured
                 1-1-2019 (d)...............................   AAA               407,700        414,840
   1,600,000   Southern MN Municipal Power Agency, 6.25%
                 Zero Coupon Power Supply Systems Rev Bonds
                 Cap Apprec Ser A MBIA Insured
                 1-1-2021 (d)...............................   AAA               489,337        591,536
                                                                             -----------    -----------
                                                                               2,541,776      2,892,212
                                                                             -----------    -----------
               UTILITIES-WATER AND SEWER-3.12%
   1,000,000   Puerto Rico, 6.25% Commonwealth Aqueduct &
                 Sewer Auth Rev Ref Bond PR-GTD 7-1-2013....   A               1,068,726      1,183,110
                                                                             -----------    -----------
               TOTAL MUNICIPAL BONDS........................                 $34,885,495    $37,096,268
                                                                             ===========    ===========

SHORT-TERM INVESTMENTS-1.16%
--------------------------------------------------------------------------------

  Principal                                                                                   Market
    Amount                                                                                   Value (b)
 ------------                                                                               -----------
               FINANCE-1.16%
 $   439,594   Federated Minnesota Municipal Cash Trust, Current rate -- 2.22%...........   $   439,594
                                                                                            -----------
               TOTAL INVESTMENTS IN SECURITIES (COST: $35,325,089) (a)...................   $37,535,862
                                                                                            ===========

 (a) At September 30, 2001, the cost of securities for federal income tax purposes was $35,325,089 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  2,247,267
Unrealized depreciation.....................................       (36,494)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $  2,210,773
--------------------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  * Moody's Rating

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Assets and Liabilities

September 30, 2001

--------------------------------------------------------------------------------

                                                      NATIONAL     MINNESOTA
                                                     PORTFOLIO     PORTFOLIO
                                                     ---------     ---------
ASSETS:
  Investments in securities, as detailed in the
    accompanying schedules, at market (cost
    $52,130,712; $35,325,089; respectively) (Note
    1)............................................  $56,662,859   $37,535,862
  Receivables:
    Interest and dividends........................      675,765       452,258
    Subscriptions of capital stock................          982            --
  Deferred registration costs (Note 1)............       21,444         4,598
                                                    -----------   -----------
TOTAL ASSETS......................................   57,361,050    37,992,718
                                                    -----------   -----------
LIABILITIES:
  Cash portion of dividends payable...............       53,275        38,378
  Redemptions of capital stock....................           --         6,781
  Payable for investment advisory and management
    fees (Note 2).................................       37,183        22,547
  Payable for distribution fees (Note 2)..........        1,476           487
  Accounts payable and accrued expenses...........       23,000        20,686
                                                    -----------   -----------
TOTAL LIABILITIES.................................      114,934        88,879
                                                    -----------   -----------
NET ASSETS:
  Net proceeds of capital stock, par value $.01
    per share-authorized
    100,000,000,000; 100,000,000,000 shares;
    respectively..................................   52,583,923    36,204,427
  Unrealized appreciation of investments..........    4,532,147     2,210,773
  Accumulated net realized gain (loss) from sale
    of investments................................      130,046      (511,361)
                                                    -----------   -----------
TOTAL NET ASSETS..................................  $57,246,116   $37,903,839
                                                    ===========   ===========
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
Class A shares (based on net assets of $7,892,121;
  and $3,570,142; respectively and
  714,338; and 346,169 shares outstanding;
  respectively)...................................       $11.05        $10.31
                                                    -----------   -----------
Class B shares (based on net assets of $1,700,927;
  and $789,175; respectively and
  154,127; and 76,528 shares outstanding;
  respectively)...................................       $11.04        $10.31
                                                    -----------   -----------
Class C shares (based on net assets of $469,329;
  and $199,895; respectively and
  42,593; and 19,341 shares outstanding;
  respectively)...................................       $11.02        $10.34
                                                    -----------   -----------
Class E shares (based on net assets of
  $42,331,235; and $32,258,612; respectively and
  3,825,589; and 3,116,571 shares outstanding;
  respectively)...................................       $11.07        $10.35
                                                    -----------   -----------
Class H shares (based on net assets of $4,852,504;
  and $1,086,015; respectively and 439,865;
  and 105,023 shares outstanding; respectively)...       $11.03        $10.34
                                                    -----------   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Operations

September 30, 2001

--------------------------------------------------------------------------------

                                                      NATIONAL     MINNESOTA
                                                     PORTFOLIO     PORTFOLIO
                                                     ---------     ---------
NET INVESTMENT INCOME:
  Income:
    Interest income...............................  $ 3,102,106   $ 2,159,960
                                                    -----------   -----------
  Expenses:
    Investment advisory and management fees (Note
     2)...........................................      447,234       279,776
    Distribution fees (Class A) (Note 2)..........       17,893         8,890
    Distribution fees (Class B) (Note 2)..........       15,952         8,284
    Distribution fees (Class C) (Note 2)..........        3,412         2,096
    Distribution fees (Class H) (Note 2)..........       49,376        11,000
    Registration fees (Note 1)....................       47,163         7,273
    Legal and auditing fees.......................       17,950        17,625
    Shareholders' notices and reports.............       17,500        12,450
    Custodian fees................................        2,200         3,900
    Directors' fees and expenses..................       11,105         5,415
    Other.........................................        8,785         5,991
                                                    -----------   -----------
  Total expenses..................................      638,570       362,700
                                                    -----------   -----------
NET INVESTMENT INCOME.............................    2,463,536     1,797,260
                                                    -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 1):
Net realized gain (loss) on investments...........      407,483       (81,601)
Net change in unrealized appreciation or
  depreciation on investments.....................    2,507,846     1,803,197
                                                    -----------   -----------
NET GAIN ON INVESTMENTS...........................    2,915,329     1,721,596
                                                    -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $ 5,378,865   $ 3,518,856
                                                    ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Changes in Net Assets

NATIONAL PORTFOLIO
--------------------------------------------------------------------------------

                                                         FOR THE             FOR THE
                                                        YEAR ENDED          YEAR ENDED
                                                    SEPTEMBER 30, 2001  SEPTEMBER 30, 2000
                                                    ------------------  ------------------
OPERATIONS:
  Net investment income...........................      $ 2,463,536         $ 2,776,202
  Net realized gain on investments................          407,483             173,042
  Net change in unrealized appreciation or
    depreciation on investments...................        2,507,846            (134,800)
                                                        -----------         -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................        5,378,865           2,814,444
                                                        -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................         (310,893)           (315,592)
    Class B.......................................          (57,264)            (62,240)
    Class C.......................................          (11,767)            (14,125)
    Class E.......................................       (1,982,260)         (2,145,134)
    Class H.......................................         (170,979)           (213,620)
                                                        -----------         -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............       (2,533,163)         (2,750,711)
                                                        -----------         -----------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (166,336 and 99,558 shares)...........        1,812,743           1,036,967
    Class B (12,864 and 8,589 shares).............          139,225              89,415
    Class C (19,771 and 4,400 shares).............          213,933              45,357
    Class E (89,503 and 67,046 shares)............          986,617             695,823
    Class H (31,721 and 21,104 shares)............          333,038             220,943
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (22,427 and 22,556 shares)............          243,599             233,569
    Class B (4,885 and 5,373 shares)..............           52,971              55,576
    Class C (1,138 and 1,261 shares)..............           12,298              13,020
    Class E (121,726 and 137,257 shares)..........        1,323,484           1,422,937
    Class H (9,814 and 11,561 shares).............          106,364             119,524
  Less cost of repurchase of shares
    Class A (94,155 and 290,086 shares)...........       (1,024,467)         (3,000,411)
    Class B (10,357 and 34,705 shares)............         (113,280)           (358,758)
    Class C (5,900 and 30,550 shares).............          (63,699)           (313,727)
    Class E (398,428 and 685,948 shares)..........       (4,331,424)         (7,119,277)
    Class H (80,407 and 129,435 shares)...........         (861,788)         (1,340,065)
                                                        -----------         -----------
NET DECREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................       (1,170,386)         (8,199,107)
                                                        -----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........        1,675,316          (8,135,374)
NET ASSETS:
  Beginning of year...............................       55,570,800          63,706,174
                                                        -----------         -----------
  End of year (includes undistributed net
    investment income of $0
    and $69,627, respectively)....................      $57,246,116         $55,570,800
                                                        ===========         ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statement of Changes in Net Assets

MINNESOTA PORTFOLIO
--------------------------------------------------------------------------------

                                                         FOR THE             FOR THE
                                                        YEAR ENDED          YEAR ENDED
                                                    SEPTEMBER 30, 2001  SEPTEMBER 30, 2000
                                                    ------------------  ------------------
OPERATIONS:
  Net investment income...........................      $ 1,797,260         $ 2,032,236
  Net realized loss on investments................          (81,601)           (294,489)
  Net change in unrealized appreciation or
    depreciation on investments...................        1,803,197              98,863
                                                        -----------         -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................        3,518,856           1,836,610
                                                        -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................         (157,546)           (163,436)
    Class B.......................................          (33,004)            (31,425)
    Class C.......................................           (8,478)             (9,544)
    Class E.......................................       (1,603,449)         (1,752,368)
    Class H.......................................          (44,001)            (50,203)
                                                        -----------         -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............       (1,846,478)         (2,006,976)
                                                        -----------         -----------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (40,587 and 83,620 shares)............          408,160             819,244
    Class B (12,661 and 17,842 shares)............          130,411             173,976
    Class C (1,403 and 4,227 shares)..............           14,705              41,374
    Class E (76,130 and 71,185 shares)............          786,915             694,000
    Class H (428 and 34,160 shares)...............            5,956             331,607
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (12,324 and 12,337 shares)............          125,478             120,618
    Class B (3,111 and 3,201 shares)..............           31,656              31,314
    Class C (459 and 505 shares)..................            4,679               4,954
    Class E (105,744 and 122,065 shares)..........        1,080,104           1,197,168
    Class H (3,831 and 3,131 shares)..............           39,089              30,721
  Less cost of repurchase of shares
    Class A (56,407 and 73,271 shares)............         (574,078)           (716,329)
    Class B (23,086 and 24,003 shares)............         (234,366)           (234,700)
    Class C (8,244 and 3,913 shares)..............          (83,596)            (38,303)
    Class E (402,879 and 618,875 shares)..........       (4,125,214)         (6,046,896)
    Class H (7,834 and 69,818 shares).............          (80,155)           (680,998)
                                                        -----------         -----------
NET DECREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................       (2,470,256)         (4,272,250)
                                                        -----------         -----------
TOTAL DECREASE IN NET ASSETS......................         (797,878)         (4,442,616)
NET ASSETS:
  Beginning of year...............................       38,701,717          43,144,333
                                                        -----------         -----------
  End of year (includes undistributed net
    investment income of $0 and $49,218,
    respectively).................................      $37,903,839         $38,701,717
                                                        ===========         ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Tax-Free Portfolios, Inc. is an open-end management investment company which currently is comprised of two separate investment portfolios and series of capital stock: the National and Minnesota Portfolios, (the funds) are diversified portfolios each of which has different investment objectives and its own investment portfolio and net asset value. The investment objective of National Portfolio is to maximize total return, to be derived primarily from current income exempt from federal income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the Portfolio. The investment objective of Minnesota Portfolio is to maximize total return, to be derived primarily from current income exempt from both federal and Minnesota income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the portfolio.

   The Minnesota Portfolio concentrates its investments in a single state and, therefore, may have more credit risk related to the economic conditions of the respective state than a portfolio with broader geographical diversification.

   The funds offer Class A, Class B, Class C, Class E and Class H shares.
   Class E shares are only available to existing shareholders on November 14, 1994. Class A and E shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class' distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the funds are summarized as follows:

   SECURITY VALUATION: Municipal securities for which the over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. The pricing service may employ a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. The funds amortize long-term bond premium and original issue discount.

   For the year ended September 30, 2001, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $15,759,685 and $17,282,494 for National Portfolio; and $7,237,506 and
   $9,017,273 for Minnesota Portfolio.

   INCOME TAXES: The funds intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. On a calendar year basis, the funds intend to distribute substantially all of their taxable net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   Net realized gains may differ for financial statement and tax purposes primarily because of wash sale transactions. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

   For federal income tax purposes the Minnesota Portfolio has a capital loss carryover of $511,361, at September 30, 2001, which, if not offset by subsequent capital gains, will expire in 2008 through 2010. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryovers have been offset or expired.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME AND CAPITAL GAINS DISTRIBUTION: The funds declare income distributions daily to be paid on the last business day of each month. The funds will make annual distributions of any realized capital gains as required by law. These income and capital gains distributions may be reinvested in additional shares of the fund at net asset value on the payable date or paid in cash five business days after month-end without any charge to the shareholder.

   USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

   FUTURES TRANSACTIONS: The funds may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The funds would be exposed to market risk as a result of changes in the value of the underlying financial instruments. Investment in financial futures requires the funds to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the funds recognize a realized gain or loss. These investments require initial

--------------------------------------------------------------------------------
   margin deposits with a custodian, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. There were no open contracts as of September 30, 2001.

   NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for the fiscal years beginning after December, 15, 2000. The revised guide is not expected to have a significant impact on the funds' financial position, statements of operations, changes in net assets and financial highlights.

2. PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services Company ("HIFSCO") (See Note 3), is the investment adviser for the funds. Under the investment advisory and management agreement, the investment advisory fee payable by the Minnesota Portfolio is computed at an annual rate of .72% of the first $50 million in average daily net assets and .70% of average daily net assets in excess of $50 million and are based on the average net assets of the Minnesota Portfolio. The National Portfolio's investment advisory fees are computed at an annual rate of .80% of the first $50 million in average daily net assets, and .70% of average daily net assets in excess of $50 million, and are based upon the average net assets of the National Portfolio.

   In addition to the investment advisory and management fee, Classes A, B, C and H pay Woodbury Financial Services, Inc. ("WFS") previously Fortis Investors, Inc. (the fund's principal underwriter) distribution fees equal to .25% (Class A) and 1.00% (Class B, C, and H) of average daily net assets (of the respective classes) on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. WFS also received sales charges (paid by purchasers or redeemers of the fund's shares) as follows:

                                                    Class A    Class B    Class C    Class E    Class H
   ----------------------------------------------------------------------------------------------------
   National Portfolio...........................    $23,813     $255       $218      $21,166    $14,693
   Minnesota Portfolio..........................    $10,444     $329       $414      $14,519    $   818

   As adviser for the Fortis Tax-Free Portfolios, HIFSCO has retained Hartford Investment Management Company ("HIMCO") to provide investment advice and, in general, to conduct the management investment program of the fund, subject to the general control of HIFSCO and the Board of Directors of the Tax-Free Portfolios. Pursuant to the sub-advisory agreements, HIMCO will regularly provide the funds with investment research, advice and supervision and furnish continuously an investment program consistent with the funds' investment objectives and policies, including the purchase, retention and disposition of securities.

   Legal fees and expenses aggregating $1,050 and $725 for the National and Minnesota Portfolios, respectively, were paid to a law firm of which the secretary of the fund is a partner.

3. HARTFORD LIFE ACQUISITION: On April 2, 2001, The Hartford Life and Accident Insurance Company ("Hartford Life") acquired Fortis Advisers, Inc. ("Fortis Advisers") and its subsidiaries, including Fortis Investors, Inc. ("Fortis Investors"). Hartford Life is a subsidiary of The Hartford Financial Services Group ("The Hartford"), a publicly held company. The Hartford is a leading insurance and financial services company with over $165 billion in assets. Prior to the acquisition, Fortis Advisers served as the investment adviser to the funds and Fortis Investors served as the principal underwriter to the funds. HIFSCO, a wholly owned indirect subsidiary of The Hartford, is now the investment adviser to the funds. As a result of the acquisition, HIFSCO and HIMCO became (with approval by the funds' Board of Directors) the interim investment adviser and interim investment sub-adviser respectively, to the funds. Shareholders of record on April 12, 2001, then approved a definitive investment advisory agreement with HIFSCO and a definitive investment sub-advisory agreement with HIMCO at a special meeting of the fund's shareholders held on May 31, 2001. Hartford Administrative Services Company, formerly Fortis Advisers, serves as transfer agent and dividend agent to the funds. Woodbury Financial Services, Inc., formerly Fortis Investors, Inc., acts as principal underwriter to the funds. As of October 15, 2001, HIFSCO replaced WFS as the underwriter to the funds.

FORTIS TAX-FREE PORTFOLIOS, INC.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the funds was as follows:

                                                               Class E
                                           -----------------------------------------------
                                                      Year Ended September 30,
                                           -----------------------------------------------
NATIONAL PORTFOLIO                          2001      2000      1999      1998      1997
------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $ 10.52   $ 10.49   $ 11.38   $ 11.07   $ 10.76
                                           -------   -------   -------   -------   -------
Operations:
  Investment income - net...............       .49       .52       .50       .52       .55
  Net realized and unrealized gain
    (loss) on investments...............       .56       .02      (.78)      .34       .31
                                           -------   -------   -------   -------   -------
Total from operations...................      1.05       .54      (.28)      .86       .86
                                           -------   -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........      (.50)     (.51)     (.49)     (.51)     (.55)
  From net realized gains on
    investments.........................        --        --      (.12)     (.04)       --
                                           -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.50)     (.51)     (.61)     (.55)     (.55)
                                           -------   -------   -------   -------   -------
Net asset value, end of year............   $ 11.07   $ 10.52   $ 10.49   $ 11.38   $ 11.07
                                           -------   -------   -------   -------   -------
Total Return @..........................     10.18%     5.33%    (2.56%)    7.97%     8.19%
Net assets end of year (000s omitted)...   $42,331   $42,212   $47,140   $56,959   $59,727
Ratio of expenses to average daily net
  assets................................       .97%      .96%      .94%      .98%      .95%
Ratio of net investment income to
  average daily net assets..............      4.49%     4.96%     4.56%     4.65%     5.03%
Portfolio turnover rate.................        28%       64%       89%       74%       71%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

                                                               Class A
                                           -----------------------------------------------
                                                      Year Ended September 30,
                                           -----------------------------------------------
NATIONAL PORTFOLIO                          2001      2000      1999      1998      1997
------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $ 10.50   $ 10.47   $ 11.37   $ 11.06   $ 10.75
                                           -------   -------   -------   -------   -------
Operations:
  Investment income - net...............       .46       .50       .47       .50       .53
  Net realized and unrealized gain
    (loss) on investments...............       .56       .02      (.78)      .34       .31
                                           -------   -------   -------   -------   -------
Total from operations...................      1.02       .52      (.31)      .84       .84
                                           -------   -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........      (.47)     (.49)     (.47)     (.49)     (.53)
  From net realized gains on
    investments.........................        --        --      (.12)     (.04)       --
                                           -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.47)     (.49)     (.59)     (.53)     (.53)
                                           -------   -------   -------   -------   -------
Net asset value, end of year............   $ 11.05   $ 10.50   $ 10.47   $ 11.37   $ 11.06
                                           -------   -------   -------   -------   -------
Total Return @..........................      9.91%     5.09%    (2.87%)    7.75%     7.96%
Net assets end of year (000s omitted)...   $ 7,892   $ 6,509   $ 8,247   $ 8,308   $ 7,263
Ratio of expenses to average daily net
  assets................................      1.22%     1.21%     1.19%     1.23%     1.20%
Ratio of net investment income to
  average daily net assets..............      4.24%     4.71%     4.31%     4.40%     4.78%
Portfolio turnover rate.................        28%       64%       89%       74%       71%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

--------------------------------------------------------------------------------

                                                               Class B
                                           -----------------------------------------------
                                                      Year Ended September 30,
                                           -----------------------------------------------
NATIONAL PORTFOLIO                          2001      2000      1999      1998      1997
------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $ 10.49   $ 10.46   $ 11.36   $ 11.05   $ 10.74
                                           -------   -------   -------   -------   -------
Operations:
  Investment income - net...............       .38       .42       .38       .42       .44
  Net realized and unrealized gain
    (loss) on investments...............       .56       .02      (.78)      .34       .31
                                           -------   -------   -------   -------   -------
Total from operations...................       .94       .44      (.40)      .76       .75
                                           -------   -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........      (.39)     (.41)     (.38)     (.41)     (.44)
  From net realized gains on
    investments.........................        --        --      (.12)     (.04)       --
                                           -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.39)     (.41)     (.50)     (.45)     (.44)
                                           -------   -------   -------   -------   -------
Net asset value, end of year............   $ 11.04   $ 10.49   $ 10.46   $ 11.36   $ 11.05
                                           -------   -------   -------   -------   -------
Total Return @..........................      9.14%     4.29%    (3.61%)    6.95%     7.14%
Net assets end of year (000s omitted)...   $ 1,701   $ 1,540   $ 1,752   $ 1,493   $ 1,287
Ratio of expenses to average daily net
  assets................................      1.97%     1.96%     1.94%     1.98%     1.95%
Ratio of net investment income to
  average daily net assets..............      3.49%     3.96%     3.56%     3.65%     4.02%
Portfolio turnover rate.................        28%       64%       89%       74%       71%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

                                                               Class C
                                           -----------------------------------------------
                                                      Year Ended September 30,
                                           -----------------------------------------------
NATIONAL PORTFOLIO                          2001      2000      1999      1998      1997
------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $ 10.48   $ 10.45   $ 11.34   $ 11.04   $ 10.74
                                           -------   -------   -------   -------   -------
Operations:
  Investment income - net...............       .38       .42       .39       .41       .43
  Net realized and unrealized gain
    (loss) on investments...............       .56       .02      (.78)      .34       .31
                                           -------   -------   -------   -------   -------
Total from operations...................       .94       .44      (.39)      .75       .74
                                           -------   -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........      (.40)     (.41)     (.38)     (.41)     (.44)
  From net realized gains on
    investments.........................        --        --      (.12)     (.04)       --
                                           -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.40)     (.41)     (.50)     (.45)     (.44)
                                           -------   -------   -------   -------   -------
Net asset value, end of year............   $ 11.02   $ 10.48   $ 10.45   $ 11.34   $ 11.04
                                           -------   -------   -------   -------   -------
Total Return @..........................      9.06%     4.30%    (3.53%)    6.86%     7.04%
Net assets end of year (000s omitted)...   $   469   $   289   $   548   $   493   $   584
Ratio of expenses to average daily net
  assets................................      1.97%     1.96%     1.94%     1.98%     1.95%
Ratio of net investment income to
  average daily net assets..............      3.49%     3.96%     3.56%     3.65%     4.05%
Portfolio turnover rate.................        28%       64%       89%       74%       71%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

FORTIS TAX-FREE PORTFOLIOS, INC.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):

                                                               Class H
                                           -----------------------------------------------
                                                      Year Ended September 30,
                                           -----------------------------------------------
NATIONAL PORTFOLIO                          2001      2000      1999      1998      1997
------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $ 10.49   $ 10.46   $ 11.35   $ 11.06   $ 10.75
                                           -------   -------   -------   -------   -------
Operations:
  Investment income - net...............       .37       .42       .39       .40       .44
  Net realized and unrealized gain
    (loss) on investments...............       .56       .02      (.78)      .34       .31
                                           -------   -------   -------   -------   -------
Total from operations...................       .93       .44      (.39)      .74       .75
                                           -------   -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........      (.39)     (.41)     (.38)     (.41)     (.44)
  From net realized gains on
    investments.........................        --        --      (.12)     (.04)       --
                                           -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.39)     (.41)     (.50)     (.45)     (.44)
                                           -------   -------   -------   -------   -------
Net asset value, end of year............   $ 11.03   $ 10.49   $ 10.46   $ 11.35   $ 11.06
                                           -------   -------   -------   -------   -------
Total Return @..........................      9.03%     4.29%    (3.52%)    6.76%     7.13%
Net assets end of year (000s omitted)...   $ 4,853   $ 5,021   $ 6,019   $ 6,099   $ 5,111
Ratio of expenses to average daily net
  assets................................      1.97%     1.96%     1.94%     1.98%     1.95%
Ratio of net investment income to
  average daily net assets..............      3.49%     3.96%     3.56%     3.65%     4.03%
Portfolio turnover rate.................        28%       64%       89%       74%       71%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

                                                               Class E
                                           -----------------------------------------------
                                                      Year Ended September 30,
                                           -----------------------------------------------
MINNESOTA PORTFOLIO                         2001      2000      1999      1998      1997
------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $  9.91   $  9.94   $ 10.77   $ 10.46   $ 10.28
                                           -------   -------   -------   -------   -------
Operations:
  Investment income - net...............       .48       .51       .50       .52       .53
  Net realized and unrealized gain
    (loss) on investments...............       .45      (.04)     (.67)      .32       .18
                                           -------   -------   -------   -------   -------
Total from operations...................       .93       .47      (.17)      .84       .71
                                           -------   -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........      (.49)     (.50)     (.49)     (.52)     (.53)
From net realized gains on
  investments...........................        --        --      (.17)     (.01)       --
                                           -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.49)     (.50)     (.66)     (.53)     (.53)
                                           -------   -------   -------   -------   -------
Net asset value, end of year............   $ 10.35   $  9.91   $  9.94   $ 10.77   $ 10.46
                                           -------   -------   -------   -------   -------
Total Return @..........................      9.58%     4.87%    (1.71%)    8.25%     7.10%
Net assets end of year (000s omitted)...   $32,259   $33,088   $37,396   $42,170   $43,584
Ratio of expenses to average daily net
  assets................................       .85%      .86%      .86%      .91%      .96%
Ratio of net investment income to
  average daily net assets..............      4.70%     5.12%     4.73%     4.94%     5.14%
Portfolio turnover rate.................        18%       56%       55%       55%       61%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

--------------------------------------------------------------------------------

                                                               Class A
                                           -----------------------------------------------
                                                      Year Ended September 30,
                                           -----------------------------------------------
MINNESOTA PORTFOLIO                         2001      2000      1999      1998      1997
------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $  9.88   $  9.91   $ 10.74   $ 10.43   $ 10.26
                                           -------   -------   -------   -------   -------
Operations:
  Investment income - net...............       .45       .48       .47       .49       .50
  Net realized and unrealized gain
    (loss) on investments...............       .45      (.04)     (.67)      .32       .18
                                           -------   -------   -------   -------   -------
Total from operations...................       .90       .44      (.20)      .81       .68
                                           -------   -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........      (.47)     (.47)     (.46)     (.49)     (.51)
  From net realized gains on
    investments.........................        --        --      (.17)     (.01)       --
                                           -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.47)     (.47)     (.63)     (.50)     (.51)
                                           -------   -------   -------   -------   -------
Net asset value, end of year............   $ 10.31   $  9.88   $  9.91   $ 10.74   $ 10.43
                                           -------   -------   -------   -------   -------
Total Return @..........................      9.24%     4.63%    (1.94%)    8.13%     6.66%
Net assets end of year (000s omitted)...   $ 3,570   $ 3,454   $ 3,240   $ 3,170   $ 3,689
Ratio of expenses to average daily net
  assets................................      1.10%     1.11%     1.11%     1.16%     1.21%
Ratio of net investment income to
  average daily net assets..............      4.45%     4.87%     4.48%     4.69%     4.89%
Portfolio turnover rate.................        18%       56%       55%       55%       61%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

                                                               Class B
                                           -----------------------------------------------
                                                      Year Ended September 30,
                                           -----------------------------------------------
MINNESOTA PORTFOLIO                         2001      2000      1999      1998      1997
------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $  9.88   $  9.90   $ 10.73   $ 10.42   $ 10.24
                                           -------   -------   -------   -------   -------
Operations:
  Investment income - net...............       .38       .42       .39       .41       .42
  Net realized and unrealized gain
    (loss) on investments...............       .44      (.04)     (.67)      .32       .18
                                           -------   -------   -------   -------   -------
Total from operations...................       .82       .38      (.28)      .73       .60
                                           -------   -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........      (.39)     (.40)     (.38)     (.41)     (.42)
  From net realized gains on
    investments.........................        --        --      (.17)     (.01)       --
                                           -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.39)     (.40)     (.55)     (.42)     (.42)
                                           -------   -------   -------   -------   -------
Net asset value, end of year............   $ 10.31   $  9.88   $  9.90   $ 10.73   $ 10.42
                                           -------   -------   -------   -------   -------
Total Return @..........................      8.45%     3.96%    (2.73%)    7.18%     6.01%
Net assets end of year (000s omitted)...   $   789   $   829   $   860   $ 1,271   $ 1,301
Ratio of expenses to average daily net
  assets................................      1.85%     1.86%     1.86%     1.91%     1.96%
Ratio of net investment income to
  average daily net assets..............      3.70%     4.12%     3.73%     3.94%     4.14%
Portfolio turnover rate.................        18%       56%       55%       55%       61%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

FORTIS TAX-FREE PORTFOLIOS, INC.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):

                                                               Class C
                                           -----------------------------------------------
                                                      Year Ended September 30,
                                           -----------------------------------------------
MINNESOTA PORTFOLIO                         2001      2000      1999      1998      1997
------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $  9.90   $  9.93   $ 10.73   $ 10.44   $ 10.26
                                           -------   -------   -------   -------   -------
Operations:
  Investment income - net...............       .38       .41       .42       .39       .42
  Net realized and unrealized gain
    (loss) on investments...............       .45      (.04)     (.67)      .32       .18
                                           -------   -------   -------   -------   -------
Total from operations...................       .83       .37      (.25)      .71       .60
                                           -------   -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........      (.39)     (.40)     (.38)     (.41)     (.42)
  From net realized gains on
    investments.........................        --        --      (.17)     (.01)       --
                                           -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.39)     (.40)     (.55)     (.42)     (.42)
                                           -------   -------   -------   -------   -------
Net asset value, end of year............   $ 10.34   $  9.90   $  9.93   $ 10.73   $ 10.44
                                           -------   -------   -------   -------   -------
Total Return @..........................      8.55%     3.84%    (2.45%)    6.97%     6.00%
Net assets end of year (000s omitted)...   $   200   $   255   $   247   $   194   $   232
Ratio of expenses to average daily net
  assets................................      1.85%     1.86%     1.86%     1.91%     1.96%
Ratio of net investment income to
  average daily net assets..............      3.70%     4.12%     3.73%     3.94%     4.14%
Portfolio turnover rate.................        18%       56%       55%       55%       61%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

                                                               Class H
                                           -----------------------------------------------
                                                      Year Ended September 30,
                                           -----------------------------------------------
MINNESOTA PORTFOLIO                         2001      2000      1999      1998      1997
------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $  9.91   $  9.93   $ 10.76   $ 10.44   $ 10.26
                                           -------   -------   -------   -------   -------
Operations:
  Investment income - net...............       .38       .42       .39       .42       .42
  Net realized and unrealized gain
    (loss) on investments...............       .44      (.04)     (.67)      .32       .18
                                           -------   -------   -------   -------   -------
Total from operations...................       .82       .38      (.28)      .74       .60
                                           -------   -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........      (.39)     (.40)     (.38)     (.41)     (.42)
  From net realized gains on
    investments.........................        --        --      (.17)     (.01)       --
                                           -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.39)     (.40)     (.55)     (.42)     (.42)
                                           -------   -------   -------   -------   -------
Net asset value, end of year............   $ 10.34   $  9.91   $  9.93   $ 10.76   $ 10.44
                                           -------   -------   -------   -------   -------
Total Return @..........................      8.43%     3.95%    (2.73%)    7.26%     6.00%
Net assets end of year (000s omitted)...   $ 1,086   $ 1,076   $ 1,401   $ 1,458   $ 1,227
Ratio of expenses to average daily net
  assets................................      1.85%     1.86%     1.86%     1.91%     1.96%
Ratio of net investment income to
  average daily net assets..............      3.70%     4.12%     3.73%     3.94%     4.14%
Portfolio turnover rate.................        18%       56%       55%       55%       61%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Tax-Free Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of National Portfolio and Minnesota Portfolio (portfolios within Fortis Tax-Free Portfolios, Inc.) as of
September 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended September 30, 2001, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of National Portfolio and Minnesota Portfolio at September 30, 2001, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period ended September 30, 2001, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota
November 2, 2001

FEDERAL INCOME TAX INFORMATION (Unaudited)

Exempt interest dividends are exempt from federal income taxes and should not be included in the shareholder's gross income, but need to be reported on the income tax return for informational purposes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes. In January, 2002, the fund will provide the shareholder with information regarding the percentage of distributions exempt from federal income taxes and a breakdown setting forth states from which income was earned.

During the year ended September 30, 2001, 100% of the National and Minnesota Portfolios' distributions were derived from interest on municipal securities and qualify as exempt dividends for federal tax purposes.

Detailed below are the per share distributions made during the year ended September 30, 2001.

NATIONAL PORTFOLIO

RECORD DATE                                    Class A   Class B   Class C   Class E   Class H
                                               ------------------------------------------------
Ordinary Income Per Share
October 31, 2000.............................  $ 0.042   $ 0.035   $ 0.035   $ 0.044   $ 0.035
November 30, 2000............................    0.042     0.036     0.036     0.044     0.036
December 29, 2000............................    0.042     0.036     0.036     0.044     0.036
January 31, 2001.............................    0.042     0.035     0.035     0.044     0.035
February 28, 2001............................    0.042     0.035     0.035     0.044     0.035
March 30, 2001...............................    0.039     0.032     0.032     0.041     0.032
April 30, 2001...............................    0.040     0.033     0.034     0.042     0.033
May 31, 2001.................................    0.038     0.031     0.031     0.040     0.031
June 29, 2001................................    0.035     0.029     0.029     0.038     0.029
July 31, 2001................................    0.039     0.032     0.032     0.042     0.032
August 31, 2001..............................    0.039     0.033     0.033     0.043     0.033
September 28, 2001...........................    0.033     0.027     0.027     0.035     0.027
                                               -------   -------   -------   -------   -------
Total Distributions..........................    0.473     0.394     0.395     0.501     0.394
                                               -------   -------   -------   -------   -------

MINNESOTA PORTFOLIO
RECORD DATE
Ordinary Income Per Share
October 31, 2000.............................  $ 0.041   $ 0.035   $ 0.035   $ 0.043   $ 0.035
November 30, 2000............................    0.041     0.035     0.035     0.043     0.035
December 29, 2000............................    0.041     0.035     0.035     0.043     0.035
January 31, 2001.............................    0.041     0.035     0.035     0.043     0.035
February 28, 2001............................    0.041     0.035     0.035     0.043     0.035
March 30, 2001...............................    0.039     0.032     0.032     0.041     0.032
April 30, 2001...............................    0.039     0.034     0.035     0.041     0.034
May 31, 2001.................................    0.038     0.032     0.032     0.040     0.032
June 29, 2001................................    0.036     0.030     0.029     0.038     0.029
July 31, 2001................................    0.038     0.031     0.032     0.041     0.032
August 31, 2001..............................    0.040     0.032     0.032     0.042     0.032
September 28, 2001...........................    0.032     0.027     0.027     0.034     0.027
                                               -------   -------   -------   -------   -------
Total Distributions..........................    0.467     0.393     0.394     0.492     0.393
                                               -------   -------   -------   -------   -------

DIRECTORS AND OFFICERS

DIRECTORS     Allen R. Freedman          DIRECTOR, FORTIS, INC., PRIOR TO JULY
                                           2000, CHAIRMAN AND CHIEF EXECUTIVE
                                           OFFICER, FORTIS, INC., AND MANAGING
                                           DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Jean L. King               PRESIDENT, COMMUNI-KING
              Phillip O. Peterson        MUTUAL FUND INDUSTRY CONSULTANT; PRIOR
                                           TO JUNE 1999, PARTNER OF KPMG LLP
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995,
                                           VICE PRESIDENT AND TREASURER,
                                           JOSTENS, INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel F. Schenker           SENIOR VICE PRESIDENT, MARKETING AND
                                           NEW BUSINESS DEVELOPMENT, SELECT
                                           COMFORT CORPORATION, PRIOR TO 2000,
                                           MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Dr. Lemma W. Senbet        THE WILLIAM E. MAYER PROFESSOR OF
                                           FINANCE AND CHAIR, FINANCE
                                           DEPARTMENT, UNIVERSITY OF MARYLAND,
                                           COLLEGE PARK, MD, CONSULTANT,
                                           INTERNATIONAL FINANCIAL INSTITUTIONS
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.
              David M. Znamierowski      SENIOR VICE PRESIDENT AND CHIEF
                                           INVESTMENT OFFICER OF HARTFORD LIFE,
                                           DIRECTOR AND SENIOR VICE PRESIDENT OF
                                           HIFSCO AND MANAGING DIRECTOR WITH HL
                                           ADVISORS

OFFICERS

David M. Znamierowski
  PRESIDENT
Robert W. Beltz, Jr.
  VICE PRESIDENT
Peter W. Cummins
  VICE PRESIDENT
Kevin J. Carr
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
George R. Jay
  VICE PRESIDENT
Stephen T. Joyce
  VICE PRESIDENT
David N. Levenson
  VICE PRESIDENT
Thomas M. Marra
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
John C. Walters
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT ADVISER              Hartford Investment Financial Services Company
                                P.O. BOX 1744, HARTFORD, CT 06144-1744

REGISTRAR AND TRANSFER AGENT    Hartford Administrative Services Company
                                BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Woodbury Financial Services, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.